Financial Investments - Summary of Financial Investments (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of financial assets [line items]
Debt Instrument Year Of Maturity	2030 years
Corporate Bonds Issued By Private Financial Institutions And Non Financial Institutions [Member]
Disclosure of financial assets [line items]
Corporate debt securities held	$ 41.3